Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Depreciation Rates of Major Asset Categories

The depreciation rates of the major asset categories are as follows:

Land	Not depreciated
Buildings	Straight-line basis over 10-25 years
Plant and equipment	Units-of-production basis
Mining equipment	Straight-line basis over 5-20 years
Light vehicles and other mobile equipment	Straight-line basis over 2-5 years
Furniture, computer and office equipment	Straight-line basis over 2-3 years

Summary of Impact of Transition to IFRS 15 on Deficit

The following table summarizes the impact of transition to IFRS 15 on deficit at January 1, 2018:

Deficit, as at December 31, 2017	(102,878)
Deferred revenue adjustment, net of tax (Note 18)	(1,047)
Deficit after adoption of IFRS 15, as at January 1, 2018	(103,925)

Summary of Impact of Adoption of IFRS 15 on Companys Consolidated Balance Sheet

The following table summarizes the impact of adopting IFRS 15 on the Company’s consolidated balance sheet as at December 31, 2018:

	As reported	Adjustments	Amounts without Adoption of IFRS 15

Current portion of deferred revenue	3,907	2,741	1,166
Deferred revenue	39,367	703	38,664
Deferred tax liability	83,793	(930)	84,723
Deficit	(139,699)	(2,514)	(137,185)

Summary of Impact of Adoption of IFRS 15 on Companys Consolidated Statement of Comprehensive Income (Loss)

The following table summarizes the impact of adopting IFRS 15 on the Company’s consolidated statement of comprehensive income (loss) for the year ended December 31, 2018:

	As reported	Adjustments	Amounts without Adoption of IFRS 15
Revenue	343,870	2,173	341,697
Finance expenses	(38,564)	(4,182)	(34,382)
Income tax recovery (expense)	(448)	542	(990)
Net loss	(35,774)	(1,467)	(34,307)
Total comprehensive loss	(22,099)	(1,467)	(20,632)

Summary of Original Measurement Categories under IAS 39 and New Measurement Categories under IFRS 9 for Each Class of Company's Financial Assets

The following table explains the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Company’s financial assets as at January 1, 2018:

	Footnote	Original Classification under IAS 39	New Classification under IFRS 9
Financial assets
Cash and cash equivalents		Loans and receivables	Amortized cost
Accounts receivables		Loans and receivables	Amortized cost
Settlement receivables		Fair value – non-hedge derivative instrument	FVPL
Copper put option contracts		Fair value – non-hedge derivative instrument	FVPL
Marketable securities		Available-for-sale	FVOCI
Investment in subscription receipts	(1)	Available-for-sale	FVOCI
Reclamation deposits	(1)	Available-for-sale	FVOCI
Restricted cash		Loans and receivables	Amortized cost

(1)	The Company has designated these equity related investments at the date of initial application as measured at FVOCI.